DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Derivative Instruments
	Loss recognized in Statements of comprehensive income	Statement of Operations item	Gain (loss) recognized in consolidated statements of operations
	December 31,		Year ended December 31,
	2018		2016	2017	2018

Derivatives designated as hedging instruments:
Foreign exchange option and forward contract	$(584)	Operating expenses	$261	$1,772	$(1,373)

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	Financial expenses	(452)	(2,538)	1,172

Total	$(584)		$(191)	$(766)	$(201)

		December 31,
	Balance sheet	2017	2018

Derivatives designated as hedging instruments: Foreign exchange forward contracts	"Other account receivables and prepaid expenses"	$303	$3
	"Other account payables and accrued expenses"	$-	$(587)
	"Other comprehensive income (loss)"	$303	$(584)

Derivatives not designated as hedging instruments: Foreign exchange forward contracts and other derivatives	"Other receivables and prepaid expenses"	$148	$2
	"Other account payables and accrued expenses"	$(457)	$(446)